Eaton Vance

Senior Income Trust

March 31, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Loans — 143.9%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 2.9%
Aernnova Aerospace S.A.U
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing February 22, 2027	EUR	51	$44,735
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing February 26, 2027	EUR	199	174,466
AI Convoy (Luxembourg) S.a.r.l.
Term Loan, 3.75%, (2 mo. EURIBOR + 3.75%), Maturing January 17, 2027	EUR	200	195,765
Term Loan, 5.34%, (3 mo. USD LIBOR + 3.50%), Maturing January 17, 2027		325	305,500
Dynasty Acquisition Co., Inc.
Term Loan, 4.95%, (3 mo. USD LIBOR + 3.50%), Maturing April 6, 2026		165	130,289
Term Loan, 4.95%, (3 mo. USD LIBOR + 3.50%), Maturing April 6, 2026		308	242,337
IAP Worldwide Services, Inc.
Revolving Loan, 1.38%, (3 mo. USD LIBOR + 5.50%), Maturing July 19, 2021(2)		161	143,947
Term Loan - Second Lien, 8.00%, (3 mo. USD LIBOR + 6.50%), Maturing July 18, 2020(3)		210	164,211
TransDigm, Inc.
Term Loan, 3.24%, (1 mo. USD LIBOR + 2.25%), Maturing August 22, 2024		1,201	1,108,916
Term Loan, 3.24%, (1 mo. USD LIBOR + 2.25%), Maturing December 9, 2025		2,882	2,694,425
WP CPP Holdings, LLC
Term Loan, 5.53%, (USD LIBOR + 3.75%), Maturing April 30, 2025(4)		913	695,803

			$5,900,394

Automotive — 3.2%
Adient US, LLC
Term Loan, 5.52%, (3 mo. USD LIBOR + 4.00%), Maturing May 6, 2024		670	$595,407
American Axle and Manufacturing, Inc.
Term Loan, 3.20%, (1 mo. USD LIBOR + 2.25%), Maturing April 6, 2024		1,088	921,748
Autokiniton US Holdings, Inc.
Term Loan, 7.36%, (1 mo. USD LIBOR + 6.38%), Maturing May 22, 2025		368	302,119
Bright Bidco B.V.
Term Loan, 4.57%, (USD LIBOR + 3.50%), Maturing June 30, 2024(4)		730	259,861
Chassix, Inc.
Term Loan, 7.35%, (USD LIBOR + 5.50%), Maturing November 15, 2023(4)		635	473,354
Dayco Products, LLC
Term Loan, 5.86%, (3 mo. USD LIBOR + 4.25%), Maturing May 19, 2023		486	364,688
Garrett LX III S.a.r.l.
Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing September 27, 2025	EUR	184	162,523
Term Loan, 3.77%, (3 mo. USD LIBOR + 2.50%), Maturing September 27, 2025		123	102,809
IAA, Inc.
Term Loan, 3.25%, (1 mo. USD LIBOR + 2.25%, Floor 1.00%), Maturing June 28, 2026		266	255,420
Panther BF Aggregator 2 L.P.
Term Loan, 4.44%, (1 mo. USD LIBOR + 3.50%), Maturing April 30, 2026		1,667	1,533,295

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Tenneco, Inc.
Term Loan, 3.99%, (1 mo. USD LIBOR + 3.00%), Maturing October 1, 2025		1,280	$902,231
Thor Industries, Inc.
Term Loan, 5.36%, (1 mo. USD LIBOR + 3.75%), Maturing February 1, 2026		493	423,657
TI Group Automotive Systems, LLC
Term Loan, 3.50%, (3 mo. EURIBOR + 2.75%, Floor 0.75%), Maturing June 30, 2022	EUR	358	349,554

			$6,646,666

Beverage and Tobacco — 0.8%
Arterra Wines Canada, Inc.
Term Loan, 3.80%, (3 mo. USD LIBOR + 2.75%), Maturing December 15, 2023		1,187	$1,009,231
Flavors Holdings, Inc.
Term Loan, 7.20%, (3 mo. USD LIBOR + 5.75%), Maturing June 30, 2020		271	260,486
Term Loan - Second Lien, 11.45%, (3 mo. USD LIBOR + 10.00%), Maturing October 3, 2021		500	455,000

			$1,724,717

Brokerage/Securities Dealers/Investment Houses — 0.4%
Advisor Group, Inc.
Term Loan, 5.99%, (1 mo. USD LIBOR + 5.00%), Maturing July 31, 2026		773	$595,258
OZ Management L.P.
Term Loan, 5.56%, (1 mo. USD LIBOR + 4.75%), Maturing April 10, 2023		23	21,645
Resolute Investment Managers, Inc.
Term Loan - Second Lien, 9.28%, (3 mo. USD LIBOR + 7.50%), Maturing April 30, 2023		250	218,750

			$835,653

Building and Development — 4.6%
ACProducts, Inc.
Term Loan, 8.19%, (3 mo. USD LIBOR + 6.50%), Maturing August 18, 2025		200	$182,500
Advanced Drainage Systems, Inc.
Term Loan, 3.81%, (1 mo. USD LIBOR + 2.25%), Maturing July 31, 2026		139	129,882
American Builders & Contractors Supply Co., Inc.
Term Loan, 2.99%, (1 mo. USD LIBOR + 2.00%), Maturing January 15, 2027		1,119	1,016,765
APi Group DE, Inc.
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.50%), Maturing October 1, 2026		673	619,447
Beacon Roofing Supply, Inc.
Term Loan, 3.24%, (1 mo. USD LIBOR + 2.25%), Maturing January 2, 2025		270	245,245
Brookfield Property REIT, Inc.
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.50%), Maturing August 27, 2025		443	318,253
Core & Main L.P.
Term Loan, 4.33%, (USD LIBOR + 2.75%), Maturing August 1, 2024(4)		515	456,147
CPG International, Inc.
Term Loan, 5.93%, (12 mo. USD LIBOR + 3.75%), Maturing May 5, 2024		903	758,758
Cushman & Wakefield U.S. Borrower, LLC
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.75%), Maturing August 21, 2025		2,592	2,332,969
Henry Company, LLC
Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing October 5, 2023		194	166,507
NCI Building Systems, Inc.
Term Loan, 4.56%, (1 mo. USD LIBOR + 3.75%), Maturing April 12, 2025		345	301,645
Quikrete Holdings, Inc.
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.50%), Maturing February 1, 2027		650	565,755

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
RE/MAX International, Inc.
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.75%), Maturing December 15, 2023		889	$777,936
Summit Materials Companies I, LLC
Term Loan, 2.99%, (1 mo. USD LIBOR + 2.00%), Maturing November 21, 2024		293	259,893
Werner FinCo L.P.
Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing July 24, 2024		537	474,906
WireCo WorldGroup, Inc.
Term Loan, 6.07%, (6 mo. USD LIBOR + 5.00%), Maturing September 30, 2023		415	334,065
Term Loan - Second Lien, 10.07%, (6 mo. USD LIBOR + 9.00%), Maturing September 30, 2024		575	484,437

			$9,425,110

Business Equipment and Services — 12.6%
Adtalem Global Education, Inc.
Term Loan, 3.99%, (1 mo. USD LIBOR + 3.00%), Maturing April 11, 2025		172	$154,744
AlixPartners, LLP
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing April 4, 2024	EUR	347	343,939
Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), Maturing April 4, 2024		745	709,604
Allied Universal Holdco, LLC
Term Loan, 5.24%, (1 mo. USD LIBOR + 4.25%), Maturing July 10, 2026		673	622,814
Altran Technologies S.A.
Term Loan, 3.00%, (1 mo. EURIBOR + 3.00%), Maturing March 20, 2025	EUR	616	652,084
Amentum Government Services Holdings, LLC
Term Loan, 4.99%, (1 mo. USD LIBOR + 4.00%), Maturing February 1, 2027		450	425,250
AppLovin Corporation
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.50%), Maturing August 15, 2025		1,630	1,471,237
Belfor Holdings, Inc.
Term Loan, 4.99%, (1 mo. USD LIBOR + 4.00%), Maturing April 6, 2026		248	239,441
BidFair MergeRight, Inc.
Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), Maturing January 15, 2027		299	240,853
Bracket Intermediate Holding Corp.
Term Loan, 6.16%, (3 mo. USD LIBOR + 4.25%), Maturing September 5, 2025		419	336,993
Brand Energy & Infrastructure Services, Inc.
Term Loan, 6.08%, (3 mo. USD LIBOR + 4.25%), Maturing June 21, 2024		243	198,552
Camelot U.S. Acquisition 1 Co.
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.25%), Maturing October 31, 2026		848	767,327
CCC Information Services, Inc.
Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing April 29, 2024		1,473	1,360,941
Ceridian HCM Holding, Inc.
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.50%), Maturing April 30, 2025		390	364,893
CM Acquisition Co.
Term Loan, 11.45%, (3 mo. USD LIBOR + 10.00%), Maturing July 26, 2023		94	88,051
Da Vinci Purchaser Corp.
Term Loan, 5.87%, (3 mo. USD LIBOR + 4.00%), Maturing January 8, 2027		175	163,406
Deerfield Dakota Holding, LLC
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing February 13, 2025		742	657,045
EAB Global, Inc.
Term Loan, 5.74%, (3 mo. USD LIBOR + 3.75%), Maturing November 15, 2024		613	529,812

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
EIG Investors Corp.
Term Loan, 5.39%, (3 mo. USD LIBOR + 3.75%), Maturing February 9, 2023		1,367	$1,121,286
Element Materials Technology Group US Holdings, Inc.
Term Loan, 4.95%, (3 mo. USD LIBOR + 3.50%), Maturing June 28, 2024		171	143,693
Garda World Security Corporation
Term Loan, 6.39%, (3 mo. USD LIBOR + 4.75%), Maturing October 30, 2026		670	639,744
IG Investment Holdings, LLC
Term Loan, 5.45%, (3 mo. USD LIBOR + 4.00%), Maturing May 23, 2025		1,111	899,833
IRI Holdings, Inc.
Term Loan, 6.11%, (3 mo. USD LIBOR + 4.50%), Maturing December 1, 2025		963	775,064
Iron Mountain, Inc.
Term Loan, 2.74%, (1 mo. USD LIBOR + 1.75%), Maturing January 2, 2026		417	401,923
KAR Auction Services, Inc.
Term Loan, 3.19%, (1 mo. USD LIBOR + 2.25%), Maturing September 19, 2026		299	277,605
Kronos Incorporated
Term Loan, 4.76%, (3 mo. USD LIBOR + 3.00%), Maturing November 1, 2023		2,765	2,561,195
KUEHG Corp.
Term Loan, 5.20%, (3 mo. USD LIBOR + 3.75%), Maturing February 21, 2025		1,421	1,069,592
Term Loan - Second Lien, 9.70%, (3 mo. USD LIBOR + 8.25%), Maturing August 18, 2025		200	169,000
LGC Group Holdings Ltd.
Term Loan, Maturing January 22, 2027(5)	EUR	225	214,829
LGC Limited
Term Loan, Maturing January 22, 2027(5)		150	133,500
Monitronics International, Inc.
Term Loan, 7.75%, (1 mo. USD LIBOR + 6.50%), Maturing March 29, 2024		743	561,637
PGX Holdings, Inc.
Term Loan, 6.25%, (1 mo. USD LIBOR + 5.25%, Floor 1.00%), Maturing September 29, 2020		560	271,012
Pre-Paid Legal Services, Inc.
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.25%), Maturing May 1, 2025		225	192,050
Prime Security Services Borrower, LLC
Term Loan, 4.61%, (1 mo. USD LIBOR + 3.25%), Maturing September 23, 2026		1,125	1,023,559
Prometric Holdings, Inc.
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing January 29, 2025		147	113,937
Red Ventures, LLC
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.50%), Maturing November 8, 2024		662	557,865
Rockwood Service Corporation
Term Loan, 5.70%, (3 mo. USD LIBOR + 4.25%), Maturing January 23, 2027		225	205,031
Sabre GLBL, Inc.
Term Loan, 2.99%, (1 mo. USD LIBOR + 2.00%), Maturing February 22, 2024		465	399,739
SMG US Midco 2, Inc.
Term Loan, 3.43%, (1 mo. USD LIBOR + 2.50%), Maturing January 23, 2025		123	92,492
Speedster Bidco GmbH
Term Loan, Maturing February 12, 2027(5)	EUR	1,025	972,210
Spin Holdco, Inc.
Term Loan, 5.09%, (3 mo. USD LIBOR + 3.25%), Maturing November 14, 2022		1,683	1,506,200
Techem Verwaltungsgesellschaft 675 mbH
Term Loan, 2.88%, (2 mo. EURIBOR + 2.88%), Maturing July 15, 2025	EUR	357	372,288

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Tempo Acquisition, LLC
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.75%), Maturing May 1, 2024		902	$810,302
Vestcom Parent Holdings, Inc.
Term Loan, 5.07%, (6 mo. USD LIBOR + 4.00%), Maturing December 19, 2023		241	194,023
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing May 14, 2022		122	103,345
West Corporation
Term Loan, 4.95%, (3 mo. USD LIBOR + 3.50%), Maturing October 10, 2024		147	110,826
Term Loan, 5.45%, (3 mo. USD LIBOR + 4.00%), Maturing October 10, 2024		513	395,154
Zephyr Bidco Limited
Term Loan, 4.74%, (1 mo. GBP LIBOR + 4.50%), Maturing July 23, 2025	GBP	350	367,351

			$25,983,271

Cable and Satellite Television — 5.4%
Altice France S.A.
Term Loan, 4.39%, (1 mo. USD LIBOR + 3.69%), Maturing January 31, 2026		345	$324,028
Term Loan, 4.70%, (1 mo. USD LIBOR + 4.00%), Maturing August 14, 2026		695	657,672
CSC Holdings, LLC
Term Loan, 2.86%, (1 mo. USD LIBOR + 2.25%), Maturing July 17, 2025		1,698	1,646,692
Term Loan, 3.11%, (1 mo. USD LIBOR + 2.50%), Maturing April 15, 2027		593	573,737
Numericable Group S.A.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 31, 2025	EUR	219	224,435
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.75%), Maturing July 31, 2025		875	805,959
Radiate Holdco, LLC
Term Loan, 3.99%, (1 mo. USD LIBOR + 3.00%), Maturing February 1, 2024		901	836,564
Telenet Financing USD, LLC
Term Loan, 2.70%, (1 mo. USD LIBOR + 2.00%), Maturing April 30, 2028		1,825	1,694,969
UPC Broadband Holding B.V.
Term Loan, 2.95%, (1 mo. USD LIBOR + 2.25%), Maturing April 30, 2028		400	363,333
Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), Maturing April 30, 2029	EUR	350	364,301
Virgin Media Bristol, LLC
Term Loan, 3.20%, (1 mo. USD LIBOR + 2.50%), Maturing January 31, 2028		2,050	1,952,625
Virgin Media SFA Finance Limited
Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), Maturing January 31, 2029	EUR	575	590,727
Ziggo B.V.
Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing January 31, 2029	EUR	1,075	1,100,295

			$11,135,337

Chemicals and Plastics — 7.0%
Alpha 3 B.V.
Term Loan, 4.45%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2024		641	$594,465
Aruba Investments, Inc.
Term Loan, 4.32%, (6 mo. USD LIBOR + 3.25%), Maturing February 2, 2022		433	404,811
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.20%, (3 mo. USD LIBOR + 1.75%), Maturing June 1, 2024		1,088	1,028,587
Chemours Company (The)
Term Loan, 2.50%, (3 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing April 3, 2025	EUR	284	273,130
Emerald Performance Materials, LLC
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing August 1, 2021		234	204,691

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Ferro Corporation
Term Loan, 3.70%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		158	$137,189
Term Loan, 3.70%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		161	140,171
Term Loan, 3.70%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		194	168,977
Flint Group GmbH
Term Loan, 4.80%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021		70	50,146
Flint Group US, LLC
Term Loan, 4.80%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021		426	303,343
Gemini HDPE, LLC
Term Loan, 4.28%, (3 mo. USD LIBOR + 2.50%), Maturing August 7, 2024		732	614,773
H.B. Fuller Company
Term Loan, 2.77%, (1 mo. USD LIBOR + 2.00%), Maturing October 20, 2024		754	675,766
Hexion, Inc.
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), Maturing July 1, 2026	EUR	700	613,764
Term Loan, 5.41%, (3 mo. USD LIBOR + 3.50%), Maturing July 1, 2026		347	297,006
INEOS Enterprises Holdings II Limited
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing August 28, 2026	EUR	100	101,880
INEOS Enterprises Holdings US Finco, LLC
Term Loan, 5.11%, (3 mo. USD LIBOR + 3.50%), Maturing August 28, 2026		102	94,544
INEOS Finance PLC
Term Loan, 2.50%, (1 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing April 1, 2024	EUR	1,417	1,445,980
Messer Industries GmbH
Term Loan, 3.95%, (3 mo. USD LIBOR + 2.50%), Maturing March 1, 2026		693	622,834
Minerals Technologies, Inc.
Term Loan, 3.22%, (USD LIBOR + 2.25%), Maturing February 14, 2024(4)		411	380,406
Momentive Performance Materials, Inc.
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.25%), Maturing May 15, 2024		223	184,233
Orion Engineered Carbons GmbH
Term Loan, 2.25%, (3 mo. EURIBOR + 2.25%), Maturing July 25, 2024	EUR	359	356,621
Term Loan, 3.45%, (3 mo. USD LIBOR + 2.00%), Maturing July 25, 2024		474	401,361
PMHC II, Inc.
Term Loan, 4.50%, (12 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing March 31, 2025		818	497,057
PQ Corporation
Term Loan, 4.03%, (3 mo. USD LIBOR + 2.25%), Maturing February 7, 2027		1,091	984,638
Pregis TopCo Corporation
Term Loan, 4.99%, (1 mo. USD LIBOR + 4.00%), Maturing July 31, 2026		299	263,340
Rohm Holding GmbH
Term Loan, 6.78%, (6 mo. USD LIBOR + 5.00%), Maturing July 31, 2026		175	120,447
Starfruit Finco B.V.
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing October 1, 2025	EUR	200	217,183
Term Loan, 3.86%, (1 mo. USD LIBOR + 3.00%), Maturing October 1, 2025		1,302	1,191,589
Tronox Finance, LLC
Term Loan, 3.93%, (USD LIBOR + 2.75%), Maturing September 23, 2024(4)		1,370	1,232,062
Univar, Inc.
Term Loan, 3.70%, (3 mo. USD LIBOR + 2.25%), Maturing July 1, 2024		868	813,861

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Venator Materials Corporation
Term Loan, 3.99%, (1 mo. USD LIBOR + 3.00%), Maturing August 8, 2024		171	$149,297

			$14,564,152

Conglomerates — 0.0%(6)
Penn Engineering & Manufacturing Corp.
Term Loan, 4.12%, (3 mo. USD LIBOR + 2.75%), Maturing June 27, 2024		103	$93,042

			$93,042

Containers and Glass Products — 3.7%
Berry Global, Inc.
Term Loan, 2.86%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2022		384	$371,037
Term Loan, 2.86%, (1 mo. USD LIBOR + 2.00%), Maturing July 1, 2026		447	422,954
BWAY Holding Company
Term Loan, 5.08%, (3 mo. USD LIBOR + 3.25%), Maturing April 3, 2024		1,197	993,364
Flex Acquisition Company, Inc.
Term Loan, 4.90%, (USD LIBOR + 3.00%), Maturing December 29, 2023(4)		1,434	1,278,844
Term Loan, 5.16%, (3 mo. USD LIBOR + 3.25%), Maturing June 29, 2025		685	610,759
Libbey Glass, Inc.
Term Loan, 4.01%, (1 mo. USD LIBOR + 3.00%), Maturing April 9, 2021		454	216,221
Pelican Products, Inc.
Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing May 1, 2025		295	240,958
Reynolds Consumer Products, Inc.
Term Loan, 3.50%, (3 mo. USD LIBOR + 1.75%), Maturing February 4, 2027		625	593,359
Reynolds Group Holdings, Inc.
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2023		2,459	2,345,076
Ring Container Technologies Group, LLC
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.75%), Maturing October 31, 2024		389	340,083
Trident TPI Holdings, Inc.
Term Loan, 4.32%, (3 mo. USD LIBOR + 3.25%), Maturing October 17, 2024		367	308,376

			$7,721,031

Cosmetics/Toiletries — 0.7%
Kronos Acquisition Holdings, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing May 15, 2023		876	$791,728
Term Loan, 7.96%, (1 mo. USD LIBOR + 7.00%), Maturing May 15, 2023		743	671,963

			$1,463,691

Drugs — 8.0%
Aenova Holding GmbH
Term Loan, 5.00%, (6 mo. EURIBOR + 5.00%), Maturing February 14, 2025	EUR	100	$93,746
Akorn, Inc.
Term Loan, 16.13%, (1 mo. USD LIBOR + 13.75%), 15.38% cash, 0.75% PIK, Maturing April 16, 2021		966	744,017
Albany Molecular Research, Inc.
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing August 30, 2024		317	283,603
Alkermes, Inc.
Term Loan, 2.87%, (1 mo. USD LIBOR + 2.25%), Maturing March 27, 2023		186	165,696
Amneal Pharmaceuticals, LLC
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%), Maturing May 4, 2025		1,645	1,443,751

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Arbor Pharmaceuticals, Inc.
Term Loan, 6.00%, (1 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing July 5, 2023		794	$595,471
Bausch Health Companies, Inc.
Term Loan, 3.61%, (1 mo. USD LIBOR + 3.00%), Maturing June 2, 2025		2,514	2,409,481
Catalent Pharma Solutions, Inc.
Term Loan, 3.25%, (1 mo. USD LIBOR + 2.25%, Floor 1.00%), Maturing May 18, 2026		371	361,969
Elanco Animal Health Incorporated
Term Loan, Maturing February 4, 2027(5)		950	911,406
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 5.25%, (1 mo. USD LIBOR + 4.25%), Maturing April 29, 2024		2,354	2,112,577
Grifols Worldwide Operations USA, Inc.
Term Loan, 2.68%, (1 week USD LIBOR + 2.00%), Maturing November 15, 2027		2,004	1,920,239
Horizon Therapeutics USA, Inc.
Term Loan, 3.31%, (1 mo. USD LIBOR + 2.25%), Maturing May 22, 2026		976	924,358
Jaguar Holding Company II
Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), Maturing August 18, 2022		2,504	2,413,883
Mallinckrodt International Finance S.A.
Term Loan, 4.20%, (3 mo. USD LIBOR + 2.75%), Maturing September 24, 2024		1,288	885,340
Term Loan, 4.70%, (3 mo. USD LIBOR + 3.00%), Maturing February 24, 2025		1,459	1,006,419
Nidda Healthcare Holding AG
Term Loan, Maturing August 21, 2026(5)	EUR	275	268,797

			$16,540,753

Ecological Services and Equipment — 0.9%
Advanced Disposal Services, Inc.
Term Loan, 2.89%, (1 week USD LIBOR + 2.25%), Maturing November 10, 2023		930	$925,788
EnergySolutions, LLC
Term Loan, 5.20%, (3 mo. USD LIBOR + 3.75%), Maturing May 9, 2025		862	732,628
US Ecology Holdings, Inc.
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.50%), Maturing November 1, 2026		125	120,323

			$1,778,739

Electronics/Electrical — 20.9%
Almonde, Inc.
Term Loan, 5.28%, (3 mo. USD LIBOR + 3.50%), Maturing June 13, 2024		1,673	$1,455,283
Applied Systems, Inc.
Term Loan - Second Lien, 8.45%, (3 mo. USD LIBOR + 7.00%), Maturing September 19, 2025		1,225	1,133,125
Aptean, Inc.
Term Loan, 5.24%, (1 mo. USD LIBOR + 4.25%), Maturing April 23, 2026		347	284,743
Term Loan - Second Lien, 9.49%, (1 mo. USD LIBOR + 8.50%), Maturing April 23, 2027		650	597,188
Astra Acquisition Corp.
Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), Maturing March 1, 2027		400	340,000
Avast Software B.V.
Term Loan, 3.70%, (3 mo. USD LIBOR + 2.25%), Maturing September 29, 2023		253	230,698

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Banff Merger Sub, Inc.
Term Loan, 4.75%, (3 mo. EURIBOR + 4.75%), Maturing October 2, 2025	EUR	123	$118,952
Term Loan, 5.24%, (1 mo. USD LIBOR + 4.25%), Maturing October 2, 2025		1,506	1,290,588
Buzz Merger Sub Ltd.
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.75%), Maturing January 29, 2027		275	254,375
Castle US Holding Corporation
Term Loan, 5.20%, (3 mo. USD LIBOR + 3.75%), Maturing January 29, 2027		466	405,923
CDW, LLC
Term Loan, 2.74%, (1 mo. USD LIBOR + 1.75%), Maturing October 13, 2026		597	576,754
Celestica, Inc.
Term Loan, 3.46%, (1 mo. USD LIBOR + 2.50%), Maturing June 27, 2025		113	100,125
Cohu, Inc.
Term Loan, 3.99%, (1 mo. USD LIBOR + 3.00%), Maturing October 1, 2025		345	258,563
CommScope, Inc.
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.25%), Maturing April 6, 2026		821	779,831
CPI International, Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing July 26, 2024		317	266,175
Datto, Inc.
Term Loan, 5.24%, (1 mo. USD LIBOR + 4.25%), Maturing April 2, 2026		174	150,565
ECI Macola/Max Holdings, LLC
Term Loan, 5.70%, (3 mo. USD LIBOR + 4.25%), Maturing September 27, 2024		367	329,623
Electro Rent Corporation
Term Loan, 6.80%, (3 mo. USD LIBOR + 5.00%), Maturing January 31, 2024		780	657,137
Epicor Software Corporation
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing June 1, 2022		2,112	1,958,860
EXC Holdings III Corp.
Term Loan, 4.95%, (3 mo. USD LIBOR + 3.50%), Maturing December 2, 2024		220	194,645
Fiserv Investment Solutions, Inc.
Term Loan, 6.44%, (3 mo. USD LIBOR + 4.75%), Maturing February 18, 2027		275	248,875
Flexera Software, LLC
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing February 26, 2025		147	134,194
GlobalLogic Holdings, Inc.
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.75%), Maturing August 1, 2025		194	184,727
Hyland Software, Inc.
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.25%), Maturing July 1, 2024		1,721	1,607,953
Term Loan - Second Lien, 7.99%, (1 mo. USD LIBOR + 7.00%), Maturing July 7, 2025		2,031	1,919,173
Infoblox, Inc.
Term Loan, 5.49%, (1 mo. USD LIBOR + 4.50%), Maturing November 7, 2023		880	783,440
Informatica, LLC
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing February 25, 2027	EUR	125	120,492
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.25%), Maturing February 25, 2027		2,875	2,544,375
Term Loan - Second Lien, 7.125%, Maturing February 25, 2025(7)		250	225,000
MA FinanceCo., LLC
Term Loan, 3.24%, (1 mo. USD LIBOR + 2.25%), Maturing November 19, 2021		1,323	1,250,305
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024		222	202,369
MACOM Technology Solutions Holdings, Inc.
Term Loan, 3.24%, (1 mo. USD LIBOR + 2.25%), Maturing May 17, 2024		576	523,885

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Microchip Technology Incorporated
Term Loan, 2.99%, (1 mo. USD LIBOR + 2.00%), Maturing May 29, 2025	704	$667,856
MKS Instruments, Inc.
Term Loan, 2.74%, (1 mo. USD LIBOR + 1.75%), Maturing February 2, 2026	155	141,953
MTS Systems Corporation
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.25%), Maturing July 5, 2023	233	217,737
NCR Corporation
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.50%), Maturing August 28, 2026	448	409,691
Recorded Books, Inc.
Term Loan, Maturing August 29, 2025(5)	425	371,875
Refinitiv US Holdings, Inc.
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.25%), Maturing October 1, 2025	792	765,836
Renaissance Holding Corp.
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.25%), Maturing May 30, 2025	565	502,794
Term Loan - Second Lien, 7.99%, (1 mo. USD LIBOR + 7.00%), Maturing May 29, 2026	75	59,250
Seattle Spinco, Inc.
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024	1,499	1,366,649
SGS Cayman L.P.
Term Loan, 6.83%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021	186	138,671
SkillSoft Corporation
Term Loan, 6.53%, (3 mo. USD LIBOR + 4.75%), Maturing April 28, 2021	2,217	1,459,547
SolarWinds Holdings, Inc.
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2024	904	843,607
Solera, LLC
Term Loan, 4.36%, (3 mo. USD LIBOR + 2.75%), Maturing March 3, 2023	1,103	1,034,049
Sparta Systems, Inc.
Term Loan, 4.56%, (6 mo. USD LIBOR + 3.50%), Maturing August 21, 2024	1,071	936,939
SS&C Technologies Holdings Europe S.a.r.l.
Term Loan, 2.74%, (1 mo. USD LIBOR + 1.75%), Maturing April 16, 2025	514	489,943
SS&C Technologies, Inc.
Term Loan, 2.74%, (1 mo. USD LIBOR + 1.75%), Maturing April 16, 2025	721	686,609
STG-Fairway Holdings, LLC
Term Loan, 4.57%, (6 mo. USD LIBOR + 3.50%), Maturing January 31, 2027	200	183,000
SurveyMonkey, Inc.
Term Loan, 4.37%, (1 week USD LIBOR + 3.75%), Maturing October 10, 2025	470	387,351
Sutherland Global Services, Inc.
Term Loan, 6.83%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021	800	595,722
Switch, Ltd.
Term Loan, 3.24%, (1 mo. USD LIBOR + 2.25%), Maturing June 27, 2024	122	112,445
Tibco Software, Inc.
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.75%), Maturing June 30, 2026	2,488	2,363,352
Term Loan - Second Lien, 8.24%, (1 mo. USD LIBOR + 7.25%), Maturing March 3, 2028	250	238,750
TriTech Software Systems
Term Loan, 5.20%, (3 mo. USD LIBOR + 3.75%), Maturing August 29, 2025	395	308,100

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
TTM Technologies, Inc.
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2024		127	$119,830
Uber Technologies, Inc.
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.50%), Maturing July 13, 2023		2,004	1,885,607
Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing April 4, 2025		1,205	1,137,325
Ultimate Software Group, Inc. (The)
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.75%), Maturing May 4, 2026		771	728,713
Ultra Clean Holdings, Inc.
Term Loan, 5.49%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025		362	307,385
Verifone Systems, Inc.
Term Loan, 5.69%, (3 mo. USD LIBOR + 4.00%), Maturing August 20, 2025		568	377,060
Veritas Bermuda, Ltd.
Term Loan, 5.95%, (3 mo. USD LIBOR + 4.50%), Maturing January 27, 2023		1,029	879,601
Vero Parent, Inc.
Term Loan, 7.86%, (3 mo. USD LIBOR + 6.25%), Maturing August 16, 2024		1,195	961,620
Vertiv Group Corporation
Term Loan, 4.58%, (1 mo. USD LIBOR + 3.00%), Maturing March 2, 2027		75	68,250
VS Buyer, LLC
Term Loan, 4.86%, (3 mo. USD LIBOR + 3.25%), Maturing February 28, 2027		550	530,750
Vungle, Inc.
Term Loan, 6.49%, (1 mo. USD LIBOR + 5.50%), Maturing September 30, 2026		323	289,421
Western Digital Corporation
Term Loan, 3.35%, (1 mo. USD LIBOR + 1.75%), Maturing April 29, 2023		553	535,192

			$43,230,421

Equipment Leasing — 0.1%
IBC Capital Limited
Term Loan, 4.64%, (3 mo. USD LIBOR + 3.75%), Maturing September 11, 2023		170	$143,867

			$143,867

Financial Intermediaries — 4.8%
Apollo Commercial Real Estate Finance, Inc.
Term Loan, 3.45%, (1 mo. USD LIBOR + 2.75%), Maturing May 15, 2026		199	$157,808
Aretec Group, Inc.
Term Loan, 5.24%, (1 mo. USD LIBOR + 4.25%), Maturing October 1, 2025		2,352	1,623,195
Citco Funding, LLC
Term Loan, 3.57%, (6 mo. USD LIBOR + 2.50%), Maturing September 28, 2023		1,886	1,831,582
Claros Mortgage Trust, Inc.
Term Loan, 4.26%, (1 mo. USD LIBOR + 3.25%), Maturing August 9, 2026		348	280,341
Ditech Holding Corporation
Term Loan, 0.00%, Maturing June 30, 2022(8)		1,397	549,361
EIG Management Company, LLC
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.75%), Maturing February 22, 2025		123	108,413
Evergood 4 ApS
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing February 6, 2025	EUR	325	325,286
Focus Financial Partners, LLC
Term Loan, 2.99%, (1 mo. USD LIBOR + 2.00%), Maturing July 3, 2024		1,331	1,224,602

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Franklin Square Holdings L.P.
Term Loan, 3.25%, (1 mo. USD LIBOR + 2.25%), Maturing August 1, 2025		246	$227,781
Greenhill & Co., Inc.
Term Loan, 3.86%, (1 mo. USD LIBOR + 3.25%), Maturing April 12, 2024		490	433,650
GreenSky Holdings, LLC
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%), Maturing March 31, 2025		637	525,525
Guggenheim Partners, LLC
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.75%), Maturing July 21, 2023		501	451,220
Harbourvest Partners, LLC
Term Loan, 3.93%, (2 mo. USD LIBOR + 2.25%), Maturing March 3, 2025		469	400,669
LPL Holdings, Inc.
Term Loan, 2.71%, (1 mo. USD LIBOR + 1.75%), Maturing November 12, 2026		599	571,567
Starwood Property Trust, Inc.
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.50%), Maturing July 27, 2026		249	222,631
StepStone Group L.P.
Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing March 27, 2025		294	277,830
Victory Capital Holdings, Inc.
Term Loan, 4.02%, (1 mo. USD LIBOR + 2.50%), Maturing July 1, 2026		540	480,681
Virtus Investment Partners, Inc.
Term Loan, 3.27%, (1 mo. USD LIBOR + 2.25%), Maturing June 1, 2024		239	215,082

			$9,907,224

Food Products — 4.9%
Alphabet Holding Company, Inc.
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.50%), Maturing September 26, 2024		1,121	$909,334
Atkins Nutritionals Holdings II, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing July 7, 2024		170	158,633
B&G Foods, Inc.
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.50%), Maturing October 10, 2026		124	118,571
Badger Buyer Corp.
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing September 30, 2024		171	127,969
CHG PPC Parent, LLC
Term Loan, 3.50%, (1 mo. EURIBOR + 3.50%), Maturing March 31, 2025	EUR	1,375	1,357,256
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.75%), Maturing March 31, 2025		221	200,061
Del Monte Foods, Inc.
Term Loan, 4.86%, (3 mo. USD LIBOR + 3.25%), Maturing February 18, 2021		816	667,337
Dole Food Company, Inc.
Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing April 6, 2024		768	697,215
Froneri International PLC
Term Loan, 2.63%, (6 mo. EURIBOR + 2.63%), Maturing January 29, 2027	EUR	575	596,382
Term Loan, 3.24%, (1 mo. USD LIBOR + 2.25%), Maturing January 29, 2027		975	936,000
Hearthside Food Solutions, LLC
Term Loan, 4.68%, (1 mo. USD LIBOR + 3.69%), Maturing May 23, 2025		838	716,142
Term Loan, 4.99%, (1 mo. USD LIBOR + 4.00%), Maturing May 23, 2025		198	170,837

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
HLF Financing S.a.r.l.
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.75%), Maturing August 18, 2025		343	$309,735
Jacobs Douwe Egberts International B.V.
Term Loan, 2.25%, (3 mo. EURIBOR + 1.75%, Floor 0.50%), Maturing November 1, 2025	EUR	117	124,714
Term Loan, 3.63%, (1 mo. USD LIBOR + 2.00%), Maturing November 1, 2025		681	646,145
JBS USA Lux S.A.
Term Loan, 3.07%, (6 mo. USD LIBOR + 2.00%), Maturing May 1, 2026		1,931	1,822,944
Nomad Foods Europe Midco Limited
Term Loan, 2.95%, (1 mo. USD LIBOR + 2.25%), Maturing May 15, 2024		566	533,868

			$10,093,143

Food Service — 1.9%
1011778 B.C. Unlimited Liability Company
Term Loan, 2.74%, (1 mo. USD LIBOR + 1.75%), Maturing November 19, 2026		2,170	$2,012,269
IRB Holding Corp.
Term Loan, 3.75%, (USD LIBOR + 2.75%, Floor 1.00%), Maturing February 5, 2025(4)		1,009	787,132
Restaurant Technologies, Inc.
Term Loan, 4.70%, (3 mo. USD LIBOR + 3.25%), Maturing October 1, 2025		99	83,197
US Foods, Inc.
Term Loan, 2.82%, (6 mo. USD LIBOR + 1.75%), Maturing June 27, 2023		392	369,652
Term Loan, 3.07%, (6 mo. USD LIBOR + 2.00%), Maturing September 13, 2026		771	718,432

			$3,970,682

Food/Drug Retailers — 0.2%
Allsup’s Convenience Stores, Inc.
Term Loan, 7.18%, (1 mo. USD LIBOR + 6.25%), Maturing November 18, 2024		296	$248,850
L1R HB Finance Limited
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing August 9, 2024	EUR	200	122,567
Term Loan, 5.77%, (3 mo. GBP LIBOR + 5.25%), Maturing September 2, 2024	GBP	200	137,332

			$508,749

Health Care — 13.1%
Acadia Healthcare Company, Inc.
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.50%), Maturing February 11, 2022		114	$105,940
Accelerated Health Systems, LLC
Term Loan, 4.30%, (1 mo. USD LIBOR + 3.50%), Maturing October 31, 2025		247	222,805
ADMI Corp.
Term Loan, 4.20%, (3 mo. USD LIBOR + 2.75%), Maturing April 30, 2025		811	727,582
Alliance Healthcare Services, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing October 24, 2023		375	294,375
Term Loan - Second Lien, 11.00%, (1 mo. USD LIBOR + 10.00%, Floor 1.00%), Maturing April 24, 2024		225	163,125
athenahealth, Inc.
Term Loan, 5.28%, (3 mo. USD LIBOR + 4.50%), Maturing February 11, 2026		891	837,540
Avantor, Inc.
Term Loan, 3.25%, (1 mo. USD LIBOR + 2.25%, Floor 1.00%), Maturing November 21, 2024		208	198,703
BioClinica, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing October 20, 2023		702	582,998

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
BW NHHC Holdco, Inc.
Term Loan, 6.62%, (3 mo. USD LIBOR + 5.00%), Maturing May 15, 2025		1,064	$643,508
Carestream Dental Equipment, Inc.
Term Loan, 4.32%, (6 mo. USD LIBOR + 3.25%), Maturing September 1, 2024		434	358,275
CeramTec AcquiCo GmbH
Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), Maturing March 7, 2025	EUR	390	366,026
Certara L.P.
Term Loan, 4.95%, (3 mo. USD LIBOR + 3.50%), Maturing August 15, 2024		488	414,375
Change Healthcare Holdings, LLC
Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), Maturing March 1, 2024		2,352	2,171,822
CHG Healthcare Services, Inc.
Term Loan, 4.07%, (USD LIBOR + 3.00%), Maturing June 7, 2023(4)		1,503	1,359,979
CryoLife, Inc.
Term Loan, 4.70%, (3 mo. USD LIBOR + 3.25%), Maturing November 14, 2024		220	192,445
Ensemble RCM, LLC
Term Loan, 5.51%, (3 mo. USD LIBOR + 3.75%), Maturing August 3, 2026		249	231,752
Envision Healthcare Corporation
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.75%), Maturing October 10, 2025		2,396	1,284,217
Gentiva Health Services, Inc.
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%), Maturing July 2, 2025		1,139	1,076,617
GHX Ultimate Parent Corporation
Term Loan, 4.62%, (3 mo. USD LIBOR + 3.25%), Maturing June 28, 2024		439	410,327
Greatbatch Ltd.
Term Loan, 3.51%, (1 mo. USD LIBOR + 2.50%), Maturing October 27, 2022		683	652,290
Hanger, Inc.
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.50%), Maturing March 6, 2025		490	463,050
Inovalon Holdings, Inc.
Term Loan, 3.75%, (1 mo. USD LIBOR + 3.00%), Maturing April 2, 2025		537	494,746
IQVIA, Inc.
Term Loan, 2.74%, (1 mo. USD LIBOR + 1.75%), Maturing March 7, 2024		313	292,720
Term Loan, 2.74%, (1 mo. USD LIBOR + 1.75%), Maturing January 17, 2025		463	432,443
Medical Solutions, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing June 14, 2024		565	503,229
MPH Acquisition Holdings, LLC
Term Loan, 4.20%, (3 mo. USD LIBOR + 2.75%), Maturing June 7, 2023		1,571	1,429,304
National Mentor Holdings, Inc.
Term Loan, 4.99%, (1 mo. USD LIBOR + 4.00%), Maturing March 9, 2026		309	280,786
Term Loan, 5.46%, (3 mo. USD LIBOR + 4.00%), Maturing March 9, 2026		14	12,752
Navicure, Inc.
Term Loan, 4.99%, (1 mo. USD LIBOR + 4.00%), Maturing October 22, 2026		450	425,250
One Call Corporation
Term Loan, 6.95%, (3 mo. USD LIBOR + 5.25%), Maturing November 25, 2022		1,003	830,991
Ortho-Clinical Diagnostics S.A.
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing June 30, 2025	EUR	200	183,449
Term Loan, 4.77%, (1 mo. USD LIBOR + 3.25%), Maturing June 30, 2025		2,298	1,967,486

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Parexel International Corporation
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024		1,123	$965,630
Phoenix Guarantor, Inc.
Term Loan, 4.11%, (1 mo. USD LIBOR + 3.25%), Maturing March 5, 2026		868	798,973
Radiology Partners, Inc
Term Loan, 5.98%, (USD LIBOR + 4.25%), Maturing July 9, 2025(4)		745	631,648
RadNet, Inc.
Term Loan, 5.35%, (3 mo. USD LIBOR + 3.50%), Maturing June 30, 2023		713	634,840
Select Medical Corporation
Term Loan, 3.43%, (1 mo. USD LIBOR + 2.50%), Maturing March 6, 2025		1,265	1,208,195
Sound Inpatient Physicians
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2025		221	197,851
Surgery Center Holdings, Inc.
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing September 3, 2024		463	365,174
Team Health Holdings, Inc.
Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing February 6, 2024		1,339	863,842
Tecomet, Inc.
Term Loan, 5.50%, (USD Prime + 2.25%), Maturing May 1, 2024		489	418,409
U.S. Anesthesia Partners, Inc.
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing June 23, 2024		732	554,644
Verscend Holding Corp.
Term Loan, 5.49%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025		365	346,760
Viant Medical Holdings, Inc.
Term Loan, 5.20%, (3 mo. USD LIBOR + 3.75%), Maturing July 2, 2025		222	196,692
Wink Holdco, Inc.
Term Loan, 4.45%, (3 mo. USD LIBOR + 3.00%), Maturing December 2, 2024		220	188,321

			$26,981,886

Home Furnishings — 0.5%
Serta Simmons Bedding, LLC
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing November 8, 2023		2,358	$970,642

			$970,642

Industrial Equipment — 6.3%
AI Alpine AT Bidco GmbH
Term Loan, 4.62%, (3 mo. USD LIBOR + 2.75%), Maturing October 31, 2025		99	$83,938
Altra Industrial Motion Corp.
Term Loan, 2.99%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2025		309	283,740
Apex Tool Group, LLC
Term Loan, 6.75%, (1 mo. USD LIBOR + 5.50%, Floor 1.25%), Maturing August 1, 2024		1,110	863,511
Carlisle Foodservice Products, Inc.
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing March 20, 2025		123	105,503
Coherent Holding GmbH
Term Loan, 3.00%, (3 mo. EURIBOR + 2.25%, Floor 0.75%), Maturing November 7, 2023	EUR	324	339,535
CPM Holdings, Inc.
Term Loan, 5.35%, (1 mo. USD LIBOR + 3.75%), Maturing November 17, 2025		148	122,573

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Delachaux Group S.A.
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing April 16, 2026	EUR	175	$162,126
Term Loan, 6.35%, (3 mo. USD LIBOR + 4.50%), Maturing April 16, 2026		225	187,875
DexKo Global, Inc.
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	147	131,281
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	366	328,205
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing July 24, 2024		389	333,650
DXP Enterprises, Inc.
Term Loan, 5.74%, (1 mo. USD LIBOR + 4.75%), Maturing August 29, 2023		244	220,594
Dynacast International, LLC
Term Loan, 4.70%, (3 mo. USD LIBOR + 3.25%), Maturing January 28, 2022		576	388,511
Engineered Machinery Holdings, Inc.
Term Loan, 4.45%, (3 mo. USD LIBOR + 3.00%), Maturing July 19, 2024		639	536,817
Term Loan, 5.70%, (3 mo. USD LIBOR + 4.25%), Maturing July 19, 2024		148	122,573
EWT Holdings III Corp.
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.75%), Maturing December 20, 2024		823	757,419
Filtration Group Corporation
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing March 29, 2025	EUR	172	164,085
Term Loan, 3.99%, (1 mo. USD LIBOR + 3.00%), Maturing March 29, 2025		731	645,728
Gardner Denver, Inc.
Term Loan, 2.00%, (1 mo. EURIBOR + 2.00%), Maturing March 1, 2027	EUR	188	193,696
Term Loan, 2.74%, (1 mo. USD LIBOR + 1.75%), Maturing March 1, 2027		576	544,308
Term Loan, 2.74%, (1 mo. USD LIBOR + 1.75%), Maturing March 1, 2027		625	587,500
Gates Global, LLC
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing April 1, 2024	EUR	412	386,520
Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing April 1, 2024		2,096	1,886,410
Hayward Industries, Inc.
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.50%), Maturing August 5, 2024		215	173,252
LTI Holdings, Inc.
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.50%), Maturing September 6, 2025		720	538,469
Term Loan, 5.74%, (1 mo. USD LIBOR + 4.75%), Maturing July 24, 2026		100	75,952
Quimper AB
Term Loan, 4.25%, (2 mo. EURIBOR + 4.25%), Maturing February 13, 2026	EUR	850	732,785
Robertshaw US Holding Corp.
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing February 28, 2025		466	302,575
Thermon Industries, Inc.
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.75%), Maturing October 30, 2024		123	105,336
Titan Acquisition Limited
Term Loan, 4.45%, (3 mo. USD LIBOR + 3.00%), Maturing March 28, 2025		1,397	1,190,516
Welbilt, Inc.
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.50%), Maturing October 23, 2025		639	511,204

			$13,006,187

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Insurance — 6.7%
Alliant Holdings Intermediate, LLC
Term Loan, 3.86%, (1 mo. USD LIBOR + 3.25%), Maturing May 9, 2025		223	$207,122
Term Loan, 3.99%, (1 mo. USD LIBOR + 3.00%), Maturing May 9, 2025		1,125	1,045,444
AmWINS Group, Inc.
Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing January 25, 2024		2,056	1,924,539
AssuredPartners, Inc.
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.50%), Maturing February 12, 2027		698	623,188
Asurion, LLC
Term Loan, 3.99%, (1 mo. USD LIBOR + 3.00%), Maturing August 4, 2022		594	552,294
Term Loan, 3.99%, (1 mo. USD LIBOR + 3.00%), Maturing November 3, 2023		981	946,317
Term Loan - Second Lien, 7.49%, (1 mo. USD LIBOR + 6.50%), Maturing August 4, 2025		1,800	1,683,000
Financiere CEP S.A.S.
Term Loan, 4.00%, (2 mo. EURIBOR + 4.00%), Maturing January 16, 2025	EUR	250	234,596
FrontDoor, Inc.
Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%), Maturing August 16, 2025		222	213,868
Hub International Limited
Term Loan, 4.54%, (2 mo. USD LIBOR + 2.75%), Maturing April 25, 2025		1,810	1,710,586
Term Loan, 5.69%, (3 mo. USD LIBOR + 4.00%), Maturing April 25, 2025		848	792,763
NFP Corp.
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.25%), Maturing February 15, 2027		1,644	1,438,380
Sedgwick Claims Management Services, Inc.
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.25%), Maturing December 31, 2025		568	501,567
USI, Inc.
Term Loan, 3.99%, (1 mo. USD LIBOR + 3.00%), Maturing May 16, 2024		1,612	1,471,363
Term Loan, 4.99%, (1 mo. USD LIBOR + 4.00%), Maturing December 2, 2026		648	593,263

			$13,938,290

Leisure Goods/Activities/Movies — 6.8%
AMC Entertainment Holdings, Inc.
Term Loan, 4.08%, (6 mo. USD LIBOR + 3.00%), Maturing April 22, 2026		842	$633,930
Amer Sports Oyj
Term Loan, 4.50%, (6 mo. EURIBOR + 4.50%), Maturing March 30, 2026	EUR	1,600	1,279,363
Ancestry.com Operations, Inc.
Term Loan, 5.24%, (1 mo. USD LIBOR + 4.25%), Maturing August 27, 2026		1,390	1,160,232
Bombardier Recreational Products, Inc.
Term Loan, 2.99%, (1 mo. USD LIBOR + 2.00%), Maturing May 24, 2027		2,062	1,742,171
ClubCorp Holdings, Inc.
Term Loan, 4.20%, (3 mo. USD LIBOR + 2.75%), Maturing September 18, 2024		853	548,133
Crown Finance US, Inc.
Term Loan, 2.38%, (6 mo. EURIBOR + 2.38%), Maturing February 28, 2025	EUR	126	93,879
Term Loan, 3.32%, (6 mo. USD LIBOR + 2.25%), Maturing February 28, 2025		794	533,717
Term Loan, 3.57%, (6 mo. USD LIBOR + 2.50%), Maturing September 30, 2026		697	461,083
Delta 2 (LUX) S.a.r.l.
Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), Maturing February 1, 2024		447	401,769
Emerald Expositions Holding, Inc.
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024		515	409,748
Etraveli Holding AB
Term Loan, 4.00%, (6 mo. EURIBOR + 4.00%), Maturing August 2, 2024	EUR	425	370,298

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Lindblad Expeditions, Inc.
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.25%), Maturing March 27, 2025		173	$137,311
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.25%), Maturing March 27, 2025		691	549,242
Match Group, Inc.
Term Loan, 3.46%, (3 mo. USD LIBOR + 1.75%), Maturing February 15, 2027		350	327,250
Motion Finco S.a.r.l.
Term Loan, 4.32%, (USD LIBOR + 3.25%), Maturing November 4, 2026(4)		32	25,970
Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing November 13, 2026	EUR	625	613,488
Term Loan, 4.32%, (USD LIBOR + 3.25%), Maturing November 13, 2026(4)		242	204,565
NASCAR Holdings, Inc.
Term Loan, 3.67%, (1 mo. USD LIBOR + 2.75%), Maturing October 19, 2026		330	292,010
Playtika Holding Corp.
Term Loan, 7.07%, (6 mo. USD LIBOR + 6.00%), Maturing December 10, 2024		1,555	1,467,178
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.99%, (1 mo. USD LIBOR + 3.00%), Maturing March 31, 2024		555	466,163
SRAM, LLC
Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing March 15, 2024		547	522,062
Steinway Musical Instruments, Inc.
Term Loan, 4.45%, (1 mo. USD LIBOR + 3.75%), Maturing February 14, 2025		238	222,547
Travel Leaders Group, LLC
Term Loan, 4.96%, (1 mo. USD LIBOR + 4.00%), Maturing January 25, 2024		442	339,331
UFC Holdings, LLC
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing April 29, 2026		1,022	915,065
Vue International Bidco PLC
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing July 3, 2026	EUR	297	242,116

			$13,958,621

Lodging and Casinos — 5.3%
Aristocrat Technologies, Inc.
Term Loan, 3.58%, (3 mo. USD LIBOR + 1.75%), Maturing October 19, 2024		469	$426,930
Azelis Finance S.A.
Term Loan, 3.50%, (1 mo. EURIBOR + 3.50%), Maturing November 10, 2025	EUR	900	810,962
Boyd Gaming Corporation
Term Loan, 2.93%, (1 week USD LIBOR + 2.25%), Maturing September 15, 2023		305	269,092
CityCenter Holdings, LLC
Term Loan, 3.24%, (1 mo. USD LIBOR + 2.25%), Maturing April 18, 2024		1,169	1,035,882
Eldorado Resorts, LLC
Term Loan, 3.25%, (6 mo. USD LIBOR + 2.25%), Maturing April 17, 2024		202	198,196
GBT III B.V.
Term Loan, Maturing February 26, 2027(5)		627	548,327
Term Loan, Maturing February 26, 2027(5)		748	654,798
Golden Nugget, Inc.
Term Loan, 3.58%, (USD LIBOR + 2.50%), Maturing October 4, 2023(4)		2,261	1,767,572
GVC Holdings PLC
Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), Maturing March 29, 2024	EUR	825	787,057
Term Loan, 3.31%, (6 mo. USD LIBOR + 2.25%), Maturing March 29, 2024		515	427,893

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Hanjin International Corp.
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.50%), Maturing October 18, 2020		250	$200,000
Playa Resorts Holding B.V.
Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing April 29, 2024		1,121	797,505
Stars Group Holdings B.V. (The)
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 10, 2025	EUR	450	478,521
Term Loan, 4.95%, (3 mo. USD LIBOR + 3.50%), Maturing July 10, 2025		1,595	1,529,358
VICI Properties 1, LLC
Term Loan, 2.67%, (1 mo. USD LIBOR + 1.75%), Maturing December 20, 2024		1,026	948,321

			$10,880,414

Nonferrous Metals/Minerals — 0.8%
Arconic Rolled Products Corporation
Term Loan, Maturing February 4, 2027(5)		275	$251,625
CD&R Hydra Buyer, Inc.
Term Loan, 7.50%, (0.00% cash, 7.50% PIK), Maturing August 15, 2021(3)(7)		78	57,453
Murray Energy Corporation
DIP Loan, 13.00%, (1 mo. USD LIBOR + 11.00%, Floor 2.00%), Maturing July 31, 2020		257	254,450
Term Loan, 0.00%, Maturing October 17, 2022(8)		922	102,942
Noranda Aluminum Acquisition Corporation
Term Loan, 0.00%, Maturing February 28, 2021(8)		449	31,462
Oxbow Carbon, LLC
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.75%), Maturing January 4, 2023		635	555,696
Rain Carbon GmbH
Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing January 16, 2025	EUR	450	429,304

			$1,682,932

Oil and Gas — 4.3%
Ameriforge Group, Inc.
Term Loan, 8.45%, (3 mo. USD LIBOR + 7.00%), Maturing June 8, 2022		331	$321,176
Apergy Corporation
Term Loan, 3.64%, (1 mo. USD LIBOR + 2.50%), Maturing May 9, 2025		112	97,779
Blackstone CQP Holdco L.P.
Term Loan, 4.62%, (3 mo. USD LIBOR + 3.50%), Maturing September 30, 2024		471	384,222
Buckeye Partners L.P.
Term Loan, 4.27%, (1 mo. USD LIBOR + 2.75%), Maturing November 1, 2026		1,250	1,162,500
Centurion Pipeline Company, LLC
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.25%), Maturing September 29, 2025		123	92,578
CITGO Holding, Inc.
Term Loan, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing August 1, 2023		124	100,744
CITGO Petroleum Corporation
Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing July 29, 2021		449	415,209
Term Loan, 6.00%, (1 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing March 28, 2024		1,436	1,256,062
Delek US Holdings, Inc.
Term Loan, 3.24%, (1 mo. USD LIBOR + 2.25%), Maturing March 31, 2025		619	458,892

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Fieldwood Energy, LLC
Term Loan, 7.03%, (3 mo. USD LIBOR + 5.25%), Maturing April 11, 2022	1,338	$468,475
Matador Bidco S.a.r.l.
Term Loan, 5.74%, (1 mo. USD LIBOR + 4.75%), Maturing October 15, 2026	1,650	1,493,250
McDermott Technology Americas, Inc.
DIP Loan, 10.72%, (USD LIBOR + 9.00%), Maturing October 21, 2020(4)	425	392,062
DIP Loan, 10.65%, (3 mo. USD LIBOR + 9.00%), Maturing October 22, 2020	230	227,906
Term Loan, 0.00%, Maturing May 9, 2025(8)	987	298,217
Prairie ECI Acquiror L.P.
Term Loan, 6.20%, (3 mo. USD LIBOR + 4.75%), Maturing March 11, 2026	1,091	572,609
Term Loan, Maturing March 11, 2026(5)	225	118,125
PSC Industrial Holdings Corp.
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing October 11, 2024	342	316,038
RDV Resources Properties, LLC
Term Loan, 6.87%, (3 mo. USD LIBOR + 5.50%), Maturing March 29, 2024	215	113,888
Sunrise Oil & Gas Properties, LLC
Term Loan, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing January 17, 2023	39	36,937
Term Loan - Second Lien, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing January 17, 2023	39	32,855
Term Loan - Third Lien, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing January 17, 2023	45	31,668
UGI Energy Services, LLC
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.75%), Maturing August 13, 2026	471	407,793

		$8,798,985

Publishing — 0.9%
Ascend Learning, LLC
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing July 12, 2024	536	$486,200
Getty Images, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%), Maturing February 19, 2026	782	636,954
Harland Clarke Holdings Corp.
Term Loan, 6.46%, (3 mo. USD LIBOR + 4.75%), Maturing November 3, 2023	20	12,440
LSC Communications, Inc.
Term Loan, 0.00%, Maturing September 30, 2022(7)	385	62,815
ProQuest, LLC
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.50%), Maturing October 23, 2026	698	659,846
Tweddle Group, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%), Maturing September 17, 2023	94	68,592

		$1,926,847

Radio and Television — 3.4%
Cumulus Media New Holdings, Inc.
Term Loan, 4.82%, (6 mo. USD LIBOR + 3.75%), Maturing March 31, 2026	249	$201,902
Diamond Sports Group, LLC
Term Loan, 4.18%, (1 mo. USD LIBOR + 3.25%), Maturing August 24, 2026	1,418	1,113,032
Entercom Media Corp.
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.50%), Maturing November 18, 2024	432	389,184

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Entravision Communications Corporation
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.75%), Maturing November 29, 2024	381	$314,016
Gray Television, Inc.
Term Loan, 3.77%, (1 mo. USD LIBOR + 2.25%), Maturing February 7, 2024	116	109,831
Term Loan, 4.02%, (1 mo. USD LIBOR + 2.50%), Maturing January 2, 2026	276	266,469
Hubbard Radio, LLC
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing March 28, 2025	270	232,424
iHeartCommunications, Inc.
Term Loan, 3.99%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2026	823	704,846
Mission Broadcasting, Inc.
Term Loan, 3.83%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	157	147,058
Nexstar Broadcasting, Inc.
Term Loan, 3.19%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	607	570,186
Term Loan, 4.33%, (1 mo. USD LIBOR + 2.75%), Maturing September 18, 2026	240	226,948
Sinclair Television Group, Inc.
Term Loan, 3.24%, (1 mo. USD LIBOR + 2.25%), Maturing January 3, 2024	256	245,858
Term Loan, 3.21%, (1 mo. USD LIBOR + 2.50%), Maturing September 30, 2026	299	276,486
Terrier Media Buyer, Inc.
Term Loan, 5.70%, (3 mo. USD LIBOR + 4.25%), Maturing December 17, 2026	823	713,384
Univision Communications, Inc.
Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing March 15, 2024	1,669	1,427,289

		$6,938,913

Retailers (Except Food and Drug) — 2.0%
Apro, LLC
Term Loan, 4.00%, Maturing November 14, 2026(2)	61	$53,625
Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing November 14, 2026	213	187,218
Ascena Retail Group, Inc.
Term Loan, 5.75%, (USD LIBOR + 4.50%), Maturing August 21, 2022(4)	1,047	326,237
Bass Pro Group, LLC
Term Loan, 6.07%, (6 mo. USD LIBOR + 5.00%), Maturing September 25, 2024	609	517,969
BJ’s Wholesale Club, Inc.
Term Loan, 3.05%, (1 mo. USD LIBOR + 2.25%), Maturing February 3, 2024	377	359,727
Coinamatic Canada, Inc.
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing May 14, 2022	21	18,099
David’s Bridal, Inc.
Term Loan, 7.65%, (3 mo. USD LIBOR + 6.00%), Maturing June 30, 2023	159	122,874
Hoya Midco, LLC
Term Loan, 4.57%, (6 mo. USD LIBOR + 3.50%), Maturing June 30, 2024	974	759,389
J. Crew Group, Inc.
Term Loan, 4.45%, (3 mo. USD LIBOR + 3.00%), Maturing March 5, 2021(3)	1,380	849,373
LSF9 Atlantis Holdings, LLC
Term Loan, 7.00%, (1 mo. USD LIBOR + 6.00%, Floor 1.00%), Maturing May 1, 2023	442	357,193

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
PFS Holding Corporation
Term Loan, 0.00%, Maturing January 31, 2021(8)		1,023	$367,098
Pier 1 Imports (U.S.), Inc.
Term Loan, 0.00%, Maturing April 30, 2021(8)		236	48,431
Radio Systems Corporation
Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing May 2, 2024		195	176,995

			$4,144,228

Steel — 1.2%
Atkore International, Inc.
Term Loan, 4.02%, (3 mo. USD LIBOR + 2.75%), Maturing December 22, 2023		625	$550,161
GrafTech Finance, Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing February 12, 2025		1,086	950,043
Neenah Foundry Company
Term Loan, 7.95%, (2 mo. USD LIBOR + 6.50%), Maturing December 13, 2022		332	290,565
Phoenix Services International, LLC
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing March 1, 2025		392	325,360
Zekelman Industries, Inc.
Term Loan, 3.21%, (1 mo. USD LIBOR + 2.25%), Maturing January 24, 2027		300	280,500

			$2,396,629

Surface Transport — 0.5%
Agro Merchants NAI Holdings, LLC
Term Loan, 5.20%, (3 mo. USD LIBOR + 3.75%), Maturing December 6, 2024		22	$18,097
Hertz Corporation (The)
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.75%), Maturing June 30, 2023		469	335,938
Kenan Advantage Group, Inc.
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing July 31, 2022		53	45,289
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing July 31, 2022		175	148,931
PODS, LLC
Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing December 6, 2024		268	235,281
XPO Logistics, Inc.
Term Loan, 3.61%, (3 mo. USD LIBOR + 2.00%), Maturing February 24, 2025		275	258,271

			$1,041,807

Telecommunications — 7.3%
CenturyLink, Inc.
Term Loan, 3.24%, (1 mo. USD LIBOR + 2.25%), Maturing March 15, 2027		3,342	$3,105,623
Colorado Buyer, Inc.
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing May 1, 2024		389	264,196
Digicel International Finance Limited
Term Loan, 4.87%, (3 mo. USD LIBOR + 3.25%), Maturing May 28, 2024		853	666,508
eircom Finco S.a.r.l.
Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing May 15, 2026	EUR	791	833,031
Gamma Infrastructure III B.V.
Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), Maturing January 9, 2025	EUR	750	723,778

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Global Eagle Entertainment, Inc.
Term Loan, 9.38%, (3 mo. USD LIBOR + 7.50%), Maturing January 6, 2023		1,231	$806,533
Intelsat Jackson Holdings S.A.
Term Loan, 5.68%, (3 mo. USD LIBOR + 3.75%), Maturing November 27, 2023		650	606,125
Term Loan, 6.43%, (3 mo. USD LIBOR + 4.50%), Maturing January 2, 2024		850	793,333
IPC Corp.
Term Loan, 6.28%, (3 mo. USD LIBOR + 4.50%), Maturing August 6, 2021		557	334,121
Onvoy, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing February 10, 2024		825	638,987
Plantronics, Inc.
Term Loan, 3.46%, (USD LIBOR + 2.50%), Maturing July 2, 2025(4)		585	456,027
Sprint Communications, Inc.
Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%), Maturing February 2, 2024		1,625	1,618,657
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%), Maturing February 2, 2024		370	367,381
Syniverse Holdings, Inc.
Term Loan, 6.87%, (6 mo. USD LIBOR + 5.00%), Maturing March 9, 2023		466	311,109
Telesat Canada
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.75%), Maturing December 7, 2026		623	581,355
Zayo Group Holdings, Inc.
Term Loan, 3.25%, (EURIBOR + 3.25%), Maturing March 9, 2027(4)	EUR	200	199,073
Term Loan, 3.99%, (1 mo. USD LIBOR + 3.00%), Maturing March 9, 2027		1,175	1,101,562
Ziggo Financing Partnership
Term Loan, 3.20%, (1 mo. USD LIBOR + 2.50%), Maturing April 30, 2028		1,700	1,587,375

			$14,994,774

Utilities — 1.8%
Brookfield WEC Holdings, Inc.
Term Loan, 3.99%, (1 mo. USD LIBOR + 3.00%), Maturing August 1, 2025		563	$536,795
Calpine Construction Finance Company L.P.
Term Loan, 2.99%, (1 mo. USD LIBOR + 2.00%), Maturing January 15, 2025		436	402,869
Calpine Corporation
Term Loan, 3.24%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2024		1,476	1,425,932
Term Loan, 3.24%, (1 mo. USD LIBOR + 2.25%), Maturing April 5, 2026		422	407,049
Lightstone Holdco, LLC
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing January 30, 2024		38	28,258
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing January 30, 2024		675	501,008
Longview Power, LLC
Term Loan, 0.00%, Maturing April 13, 2021(8)		1,313	279,039
Talen Energy Supply, LLC
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.75%), Maturing July 8, 2026		174	153,714
USIC Holdings, Inc.
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing December 8, 2023		98	82,844

			$3,817,508

Total Senior Floating-Rate Loans (identified cost $348,004,152)			$297,145,305

Corporate Bonds & Notes — 5.2%

Security	Principal Amount* (000’s omitted)	Value
Aerospace and Defense — 0.2%
TransDigm, Inc.
6.50%, 7/15/24	223	$213,724
7.50%, 3/15/27	120	116,310

		$330,034

Automotive — 0.1%
Navistar International Corp.
6.625%, 11/1/25(9)	260	$218,076

		$218,076

Building and Development — 0.2%
Core & Main Holdings, L.P.
8.625%, (8.625% cash or 9.375% PIK), 9/15/24(9)(10)	29	$26,789
Hillman Group, Inc. (The)
6.375%, 7/15/22(9)	12	9,416
Reliance Intermediate Holdings, L.P.
6.50%, 4/1/23(9)	50	51,162
Standard Industries, Inc.
6.00%, 10/15/25(9)	30	29,708
5.00%, 2/15/27(9)	271	248,498

		$365,573

Business Equipment and Services — 0.6%
EIG Investors Corp.
10.875%, 2/1/24	417	$358,097
Prime Security Services Borrower, LLC/Prime Finance, Inc.
5.25%, 4/15/24(9)	325	323,065
5.75%, 4/15/26(9)	325	320,327
ServiceMaster Co., LLC (The)
7.45%, 8/15/27	187	165,222

		$1,166,711

Cable and Satellite Television — 0.3%
Altice France S.A.
8.125%, 2/1/27(9)	212	$222,187
Cablevision Systems Corp.
5.875%, 9/15/22	5	5,077
CCO Holdings, LLC/CCO Holdings Capital Corp.
5.25%, 9/30/22	13	12,842
5.375%, 5/1/25(9)	26	26,818
5.75%, 2/15/26(9)	13	13,207
CSC Holdings, LLC
5.25%, 6/1/24	5	5,044
5.75%, 1/15/30(9)	254	257,101

Security	Principal Amount* (000’s omitted)	Value
DISH DBS Corp.
6.75%, 6/1/21	3	$3,058
TEGNA, Inc.
5.00%, 9/15/29(9)	32	28,920

		$574,254

Conglomerates — 0.0%(6)
Spectrum Brands, Inc.
5.75%, 7/15/25	30	$28,274
5.00%, 10/1/29(9)	9	7,727

		$36,001

Consumer Products — 0.0%(6)
Central Garden & Pet Co.
6.125%, 11/15/23	15	$14,417

		$14,417

Containers and Glass Products — 0.2%
Berry Global, Inc.
6.00%, 10/15/22	4	$3,986
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC
7.00%, 7/15/24(9)	417	426,122

		$430,108

Distribution & Wholesale — 0.0%(6)
Performance Food Group, Inc.
5.50%, 10/15/27(9)	30	$28,052

		$28,052

Diversified Financial Services — 0.1%
GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC
7.125%, 7/31/26(9)	200	$167,601

		$167,601

Drugs — 0.2%
Bausch Health Americas, Inc.
8.50%, 1/31/27(9)	59	$61,982
Bausch Health Companies, Inc.
7.00%, 1/15/28(9)	327	340,914
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC
6.375%, 8/1/23(9)	30	30,749

		$433,645

Ecological Services and Equipment — 0.1%
Covanta Holding Corp.
5.875%, 3/1/24	10	$9,512
GFL Environmental, Inc.
8.50%, 5/1/27(9)	250	252,563

		$262,075

Security	Principal Amount* (000’s omitted)		Value
Electronics/Electrical — 0.0%(6)
Infor (US), Inc.
6.50%, 5/15/22		25	$24,492
Sensata Technologies, Inc.
4.375%, 2/15/30(9)		21	19,059

			$43,551

Entertainment — 0.1%
Merlin Entertainments PLC
5.75%, 6/15/26(9)		217	$185,219

			$185,219

Financial Intermediaries — 0.1%
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp.
6.25%, 2/1/22		7	$7,055
6.25%, 5/15/26		271	257,619
JPMorgan Chase & Co.
Series S, 6.75% to 2/1/24 (11)(12)		35	36,599
Navient Corp.
5.00%, 10/26/20		10	9,884

			$311,157

Food Products — 0.1%
Iceland Bondco PLC
4.975%, (3 mo. GBP LIBOR + 4.25%), 7/15/20(9)(13)	GBP	93	$115,022
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc.
5.50%, 1/15/30(9)		103	106,919

			$221,941

Food/Drug Retailers — 0.1%
Fresh Market, Inc. (The)
9.75%, 5/1/23(9)		575	$273,125

			$273,125

Health Care — 0.1%
Centene Corp.
4.75%, 5/15/22		7	$7,072
HCA, Inc.
5.875%, 2/15/26		7	7,329
Hologic, Inc.
4.375%, 10/15/25(9)		10	9,965
MPH Acquisition Holdings, LLC
7.125%, 6/1/24(9)		162	142,160
Tenet Healthcare Corp.
8.125%, 4/1/22		20	19,007
6.75%, 6/15/23		5	4,644

			$190,177

Insurance — 0.2%
AssuredPartners, Inc.
7.00%, 8/15/25(9)		417	$378,415

			$378,415

Security	Principal Amount* (000’s omitted)	Value
Internet Software & Services — 0.1%
Netflix, Inc.
5.375%, 11/15/29(9)	105	$110,308
Riverbed Technology, Inc.
8.875%, 3/1/23(9)	11	7,040

		$117,348

Leisure Goods/Activities/Movies — 0.1%
Sabre GLBL, Inc.
5.375%, 4/15/23(9)	10	$9,213
Viking Cruises, Ltd.
6.25%, 5/15/25(9)	20	12,975
5.875%, 9/15/27(9)	417	246,305

		$268,493

Lodging and Casinos — 0.5%
Caesars Resort Collection, LLC/CRC Finco, Inc.
5.25%, 10/15/25(9)	271	$197,749
ESH Hospitality, Inc.
5.25%, 5/1/25(9)	15	12,694
4.625%, 10/1/27(9)	26	20,424
Golden Nugget, Inc.
8.75%, 10/1/25(9)	143	74,892
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc.
5.625%, 5/1/24	5	4,831
MGM Resorts International
7.75%, 3/15/22	10	9,958
RHP Hotel Properties, L.P./RHP Finance Corp.
5.00%, 4/15/23	10	7,887
Stars Group Holdings B.V./Stars Group US Co-Borrower, LLC
7.00%, 7/15/26(9)	417	394,378
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp.
5.25%, 5/15/27(9)	237	215,374
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp.
5.125%, 10/1/29(9)	9	8,241

		$946,428

Nonferrous Metals/Minerals — 0.0%(6)
New Gold, Inc.
6.25%, 11/15/22(9)	5	$4,894

		$4,894

Oil and Gas — 0.5%
Antero Resources Corp.
5.375%, 11/1/21	26	$19,057
Centennial Resource Production, LLC
6.875%, 4/1/27(9)	417	105,070
Energy Transfer Operating, L.P.
5.875%, 1/15/24	15	14,201
Hilcorp Energy I, L.P./Hilcorp Finance Co.
6.25%, 11/1/28(9)	271	121,555
Neptune Energy Bondco PLC
6.625%, 5/15/25(9)	463	262,738
Newfield Exploration Co.
5.625%, 7/1/24	42	22,597

Security	Principal Amount* (000’s omitted)	Value
Precision Drilling Corp.
6.50%, 12/15/21	322	$244,608
Seven Generations Energy, Ltd.
6.75%, 5/1/23(9)	25	17,719
6.875%, 6/30/23(9)	15	10,420
Tervita Corp.
7.625%, 12/1/21(9)	425	300,369
Williams Cos., Inc. (The)
4.55%, 6/24/24	5	4,565

		$1,122,899

Packaging & Containers — 0.1%
ARD Finance S.A.
6.50%, (6.50% cash or 7.25% PIK), 6/30/27(9)(10)	292	$252,419

		$252,419

Radio and Television — 0.3%
Diamond Sports Group, LLC/Diamond Sports Finance Co.
5.375%, 8/15/26(9)	53	$43,361
6.625%, 8/15/27(9)	109	73,499
iHeartCommunications, Inc.
6.375%, 5/1/26	102	97,383
8.375%, 5/1/27	185	158,902
Nielsen Co. Luxembourg S.a.r.l. (The)
5.50%, 10/1/21(9)	15	14,801
Terrier Media Buyer, Inc.
8.875%, 12/15/27(9)	162	137,295

		$525,241

Road & Rail — 0.0%(6)
Watco Cos., LLC/Watco Finance Corp.
6.375%, 4/1/23(9)	20	$19,675

		$19,675

Software and Services — 0.0%(6)
IHS Markit, Ltd.
5.00%, 11/1/22(9)	25	$26,353

		$26,353

Steel — 0.2%
Allegheny Technologies, Inc.
7.875%, 8/15/23	463	$449,557

		$449,557

Surface Transport — 0.2%
DAE Funding, LLC
5.00%, 8/1/24(9)	344	$313,890
XPO Logistics, Inc.
6.50%, 6/15/22(9)	22	22,172

		$336,062

Security	Principal Amount* (000’s omitted)	Value
Telecommunications — 0.4%
CenturyLink, Inc.
6.75%, 12/1/23	15	$16,036
CommScope Technologies, LLC
6.00%, 6/15/25(9)	3	2,768
Connect Finco S.a.r.l./Connect US Finco, LLC
6.75%, 10/1/26(9)	200	166,000
Digicel International Finance, Ltd./Digicel Holdings Bermuda, Ltd.
8.75%, 5/25/24(9)	275	248,530
Intelsat Jackson Holdings S.A.
5.50%, 8/1/23	10	6,212
8.50%, 10/15/24(9)	139	88,398
Level 3 Financing, Inc.
5.375%, 1/15/24	10	10,087
Sprint Communications, Inc.
7.00%, 8/15/20	49	49,478
6.00%, 11/15/22	3	3,138
Sprint Corp.
7.25%, 9/15/21	110	113,978
7.625%, 2/15/25	100	111,415
T-Mobile USA, Inc.
6.375%, 3/1/25	15	15,431
6.50%, 1/15/26	45	47,500

		$878,971

Utilities — 0.1%
Vistra Energy Corp.
8.125%, 1/30/26(9)	10	$10,460
Vistra Operations Co., LLC
5.00%, 7/31/27(9)	93	94,911
4.30%, 7/15/29(9)	15	13,368

		$118,739

Total Corporate Bonds & Notes (identified cost $13,113,975)		$10,697,211

Asset-Backed Securities — 6.1%

Security	Principal Amount (000’s omitted)	Value
Allegany Park CLO, Ltd.
Series 2019-1A, Class E, 8.609%, (3 mo. USD LIBOR + 6.78%), 1/20/33(9)(13)	$450	$264,071
Ares LII CLO, Ltd.
Series 2019-52A, Class E, 8.352%, (3 mo. USD LIBOR + 6.55%), 4/22/31(9)(13)	500	314,081
Ares XXXIIR CLO, Ltd.
Series 2014-32RA, Class D, 7.542%, (3 mo. USD LIBOR + 5.85%), 5/15/30(9)(13)	1,000	631,322
Ares XXXIV CLO, Ltd.
Series 2015-2A, Class ER, 7.625%, (3 mo. USD LIBOR + 6.85%), 4/17/33(9)(13)	550	342,196
Bardot CLO, Ltd.
Series 2019-2A, Class E, 8.816%, (3 mo. USD LIBOR + 6.95%), 10/22/32(9)(13)	500	295,673

Security	Principal Amount (000’s omitted)	Value
Benefit Street Partners CLO XIX, Ltd.
Series 2019-19A, Class E, 8.898%, (3 mo. USD LIBOR + 7.02%), 1/15/33(9)(13)	$750	$443,806
Benefit Street Partners CLO XVII, Ltd.
Series 2019-17A, Class E, 8.431%, (3 mo. USD LIBOR + 6.60%), 7/15/32(9)(13)	500	289,554
Benefit Street Partners CLO XVIII, Ltd.
Series 2019-18A, Class E, 8.717%, (3 mo. USD LIBOR + 6.90%), 10/15/32(9)(13)	500	295,054
BlueMountain CLO XXV, Ltd.
Series 2019-25A, Class E, 8.531%, (3 mo. USD LIBOR + 6.70%), 7/15/32(9)(13)	500	305,768
BlueMountain CLO XXVI, Ltd.
Series 2019-26A, Class E, 9.526%, (3 mo. USD LIBOR + 7.70%), 10/20/32(9)(13)	1,000	653,347
Canyon Capital CLO, Ltd.
Series 2019-2A, Class E, 8.369%, (3 mo. USD LIBOR + 7.15%), 10/15/32(9)(13)	400	241,362
Carlyle Global Market Strategies CLO, Ltd.
Series 2012-3A, Class DR2, 8.338%, (3 mo. USD LIBOR + 6.50%), 1/14/32(9)(13)	600	377,982
Series 2015-5A, Class DR, 8.519%, (3 mo. USD LIBOR + 6.70%), 1/20/32(9)(13)	500	326,921
Cedar Funding X CLO, Ltd.
Series 2019-10A, Class E, 8.135%, (3 mo. USD LIBOR + 7.00%), 10/20/32(9)(13)	500	292,314
Dryden Senior Loan Fund
Series 2015-40A, Class ER, 7.442%, (3 mo. USD LIBOR + 5.75%), 8/15/31(9)(13)	500	323,024
Fort Washington CLO, Ltd.
Series 2019-1A, Class E, 9.158%, (3 mo. USD LIBOR + 7.25%), 10/20/32(9)(13)	500	298,412
Galaxy XV CLO, Ltd.
Series 2013-15A, Class ER, 8.476%, (3 mo. USD LIBOR + 6.65%), 10/15/30(9)(13)	500	317,475
Galaxy XXI CLO, Ltd.
Series 2015-21A, Class ER, 7.069%, (3 mo. USD LIBOR + 5.25%), 4/20/31(9)(13)	500	278,833
Golub Capital Partners CLO, Ltd.
Series 2015-23A, Class ER, 7.569%, (3 mo. USD LIBOR + 5.75%), 1/20/31(9)(13)	600	314,993
Harriman Park CLO, Ltd.
Series 2020-1A, Class E, (3 mo. USD LIBOR + 6.91%), 4/20/31(9)(14)	800	556,160
Kayne CLO 5, Ltd.
Series 2019-5A, Class E, 8.501%, (3 mo. USD LIBOR + 6.70%), 7/24/32(9)(13)	500	292,278
Kayne CLO 7, Ltd.
Series 2020-7A, Class E, (3 mo. USD LIBOR + 6.50%), 4/17/33(9)(14)	575	232,875
Madison Park Funding XXXVI, Ltd.
Series 2019-36A, Class E, 9.192%, (3 mo. USD LIBOR + 7.25%), 1/15/33(9)(13)	250	156,828
Madison Park Funding XXXVII, Ltd.
Series 2019-37A, Class E, 8.381%, (3 mo. USD LIBOR + 6.55%), 7/15/32(9)(13)	500	328,869
Neuberger Berman Loan Advisers CLO 31, Ltd.
Series 2019-31A, Class E, 8.569%, (3 mo. USD LIBOR + 6.75%), 4/20/31(9)(13)	500	325,401
Neuberger Berman Loan Advisers CLO 33, Ltd.
Series 2019-33A, Class E, 7.976%, (3 mo. USD LIBOR + 6.80%), 10/16/32(9)(13)	500	304,118
Oaktree CLO, Ltd.
Series 2019-3A, Class E, 8.589%, (3 mo. USD LIBOR + 6.77%), 7/20/31(9)(13)	750	438,953
Palmer Square CLO, Ltd.
Series 2013-2A, Class DRR, 7.686%, (3 mo. USD LIBOR + 5.85%), 10/17/31(9)(13)	450	281,419
Series 2019-1A, Class D, 8.935%, (3 mo. USD LIBOR + 7.00%), 11/14/32(9)(13)	500	318,165
Regatta XII Funding, Ltd.
Series 2019-1A, Class E, 8.069%, (3 mo. USD LIBOR + 6.85%), 10/15/32(9)(13)	300	175,872
Regatta XIV Funding, Ltd.
Series 2018-3A, Class E, 7.744%, (3 mo. USD LIBOR + 5.95%), 10/25/31(9)(13)	300	173,056

Security	Principal Amount (000’s omitted)	Value
Regatta XVI Funding, Ltd.
Series 2019-2A, Class E, 8.903%, (3 mo. USD LIBOR + 7.00%), 1/15/33(9)(13)	$500	$295,375
Southwick Park CLO, LLC
Series 2019-4A, Class E, 8.519%, (3 mo. USD LIBOR + 6.70%), 7/20/32(9)(13)	1,000	609,086
Vibrant CLO X, Ltd.
Series 2018-10A, Class D, 8.009%, (3 mo. USD LIBOR + 6.19%), 10/20/31(9)(13)	375	245,628
Vibrant CLO XI, Ltd.
Series 2019-11A, Class D, 8.589%, (3 mo. USD LIBOR + 6.77%), 7/20/32(9)(13)	500	289,701
Voya CLO, Ltd.
Series 2013-1A, Class DR, 8.311%, (3 mo. USD LIBOR + 6.48%), 10/15/30(9)(13)	1,000	600,242
Wellfleet CLO, Ltd.
Series 2020-1A, Class D, 8.422%, (3 mo. USD LIBOR + 7.24%), 4/15/33(9)(13)	550	371,250

Total Asset-Backed Securities (identified cost $20,412,243)		$12,601,464

Common Stocks — 1.3%

Security	Shares	Value
Aerospace and Defense — 0.2%
IAP Global Services, LLC(3)(15)(16)	29	$382,169

		$382,169

Automotive — 0.0%(6)
Dayco Products, LLC(15)(16)	10,159	$76,193

		$76,193

Business Equipment and Services — 0.1%
Crossmark Holdings, Inc.(15)(16)	1,731	$94,772

		$94,772

Chemicals and Plastics — 0.1%
Hexion Holdings Corp., Class B(15)(16)	18,444	$175,218

		$175,218

Electronics/Electrical — 0.0%(6)
Answers Corp.(3)(16)	46,839	$86,652

		$86,652

Health Care — 0.0%
New Millennium Holdco, Inc.(3)(15)(16)	35,156	$0

		$0

Oil and Gas — 0.3%
AFG Holdings, Inc.(3)(15)(16)	13,348	$247,872
Fieldwood Energy, Inc.(15)(16)	9,594	14,391
Nine Point Energy Holdings, Inc.(3)(15)(17)	325	3
RDV Resources, Inc., Class A(3)(15)(16)	14,312	0
Samson Resources II, LLC, Class A(16)	22,051	402,431
Southcross Holdings Group, LLC(3)(15)(16)	30	0
Southcross Holdings L.P., Class A(15)(16)	30	218
Sunrise Oil & Gas, Inc., Class A(15)(16)	5,690	39,830

		$704,745

Security	Shares	Value
Publishing — 0.4%
ION Media Networks, Inc.(3)(16)	2,155	$815,301
Tweddle Group, Inc.(3)(15)(16)	889	7,895

		$823,196

Radio and Television — 0.1%
Clear Channel Outdoor Holdings, Inc.(15)(16)	42,539	$27,225
Cumulus Media, Inc., Class A(15)(16)	18,865	102,248
iHeartMedia, Inc., Class A(15)(16)	18,090	132,238

		$261,711

Retailers (Except Food and Drug) — 0.1%
David’s Bridal, LLC(3)(15)(16)	11,238	$189,360

		$189,360

Total Common Stocks (identified cost $3,607,249)		$2,794,016

Convertible Preferred Stocks — 0.0%(6)

Security	Shares	Value
Oil and Gas — 0.0%(6)
Nine Point Energy Holdings, Inc., Series A, 12.00%(3)(15)(17)	5	$2,889

Total Convertible Preferred Stocks (identified cost $5,000)		$2,889

Preferred Stocks — 0.1%

Security	Shares	Value
Retailers (Except Food and Drug) — 0.1%
David’s Bridal, LLC, Series A(3)(15)(16)	313	$25,040
David’s Bridal, LLC, Series B(3)(15)(16)	1,274	103,143

Total Preferred Stocks (identified cost $103,143)		$128,183

Closed-End Funds — 1.8%

Security	Shares	Value
BlackRock Floating Rate Income Strategies Fund, Inc.	49,400	$494,494
Invesco Senior Income Trust	178,510	574,802
Nuveen Credit Strategies Income Fund	180,539	1,023,656
Nuveen Floating Rate Income Fund	73,198	552,645
Nuveen Floating Rate Income Opportunity Fund	51,054	379,331
Voya Prime Rate Trust	196,084	727,472

Total Closed-End Funds (identified cost $5,726,072)		$3,752,400

Warrants — 0.0%

Security	Shares	Value
Retailers (Except Food and Drug) — 0.0%
David’s Bridal, LLC, Exp. 11/26/22(3)(15)(16)	2,169	$0

Total Warrants (identified cost $0)		$0

Miscellaneous — 0.0%(6)

Security	Shares	Value
Cable and Satellite Television — 0.0%
ACC Claims Holdings, LLC(3)(15)	200,340	$0

		$0

Oil and Gas — 0.0%(6)
Paragon Offshore Finance Company, Class A(15)(16)	764	$229
Paragon Offshore Finance Company, Class B(15)(16)	382	7,354

		$7,583

Total Miscellaneous (identified cost $8,309)		$7,583

Short-Term Investments — 3.1%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.69%(18)	6,409,867	$6,407,303

Total Short-Term Investments (identified cost $6,406,680)		$6,407,303

Total Investments — 161.5% (identified cost $397,386,823)		$333,536,354

Less Unfunded Loan Commitments — (0.1)%		$(205,895)

Net Investments — 161.4% (identified cost $397,180,928)		$333,330,459

Other Assets, Less Liabilities — (43.2)%		$(89,247,174)

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (18.2)%		$(37,603,478)

Net Assets Applicable to Common Shares — 100.0%		$206,479,807

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(2)

Unfunded or partially unfunded loan commitments. The Trust may enter into certain loan agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower’s discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At March 31, 2020, the total value of unfunded loan commitments is $183,177.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)

The stated interest rate represents the weighted average interest rate at March 31, 2020 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(5)	This Senior Loan will settle after March 31, 2020, at which time the interest rate will be determined.

(6)	Amount is less than 0.05%.

(7)	Fixed-rate loan.

(8)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(9)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2020, the aggregate value of these securities is $20,582,590 or 10.0% of the Trust’s net assets applicable to common shares.

(10)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(11)	Security converts to variable rate after the indicated fixed-rate coupon period.

(12)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(13)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2020.

(14)	When-issued, variable rate security whose interest rate will be determined after March 31, 2020.

(15)	Non-income producing security.

(16)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(17)	Restricted security.

(18)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2020.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	750,000	USD	838,264	Standard Chartered Bank	4/2/20	—	(11,090)
USD	225,711	EUR	200,000	HSBC Bank USA, N.A.	4/2/20	5,132	—
USD	8,272,908	EUR	7,517,718	Standard Chartered Bank	4/2/20	—	(18,377)
EUR	995,842	USD	1,098,953	JPMorgan Chase Bank, N.A.	4/30/20	532	—
USD	6,900,368	EUR	6,236,178	Goldman Sachs International	4/30/20	15,149	—
USD	846,669	EUR	775,000	HSBC Bank USA, N.A.	4/30/20	—	(8,991)
USD	384,027	EUR	350,000	HSBC Bank USA, N.A.	4/30/20	—	(2,400)
USD	219,563	EUR	199,000	State Street Bank and Trust Company	4/30/20	—	(149)
USD	7,654,837	EUR	6,967,718	Standard Chartered Bank	5/5/20	—	(39,628)
EUR	1,800,000	USD	1,967,577	HSBC Bank USA, N.A.	5/29/20	22,013	—
USD	6,672,193	EUR	5,981,404	HSBC Bank USA, N.A.	5/29/20	60,779	—
USD	623,674	GBP	501,278	State Street Bank and Trust Company	5/29/20	358	—

						$103,963	$(80,635)

Abbreviations:

DIP	-	Debtor In Possession

EURIBOR	-	Euro Interbank Offered Rate

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

Currency Abbreviations:

EUR	-	Euro

GBP	-	British Pound Sterling

USD	-	United States Dollar

The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts.

At March 31, 2020, the Trust had sufficient cash and/or securities to cover commitments under open derivative contracts.

At March 31, 2020, the value of the Trust’s investment in affiliated funds was $6,407,303, which represents 3.1% of the Trust’s net assets applicable to common shares. Transactions in affiliated funds by the Trust for the fiscal year to date ended March 31, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$3,194,436	$98,180,636	$(94,967,258)	$(1,134)	$623	$6,407,303	$100,476	6,409,867

Restricted Securities

At March 31, 2020, the Trust owned the following securities (representing less than 0.01% of net assets applicable to common shares) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Trust has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Common Stocks
Nine Point Energy Holdings, Inc.	7/15/14	325	$15,070	$3
Convertible Preferred Stocks
Nine Point Energy Holdings, Inc., Series A, 12.00%	5/26/17	5	5,000	2,889

Total Restricted Securities			$20,070	$2,892

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2020, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$295,868,373	$1,071,037	$296,939,410
Corporate Bonds & Notes	—	10,697,211	—	10,697,211
Asset-Backed Securities	—	12,601,464	—	12,601,464
Common Stocks	436,929	627,835	1,729,252	2,794,016
Convertible Preferred Stocks	—	—	2,889	2,889
Preferred Stocks	—	—	128,183	128,183
Closed-End Funds	3,752,400	—	—	3,752,400
Warrants	—	—	0	0
Miscellaneous	—	7,583	0	7,583
Short-Term Investments	—	6,407,303	—	6,407,303
Total Investments	$4,189,329	$326,209,769	$2,931,361	$333,330,459
Forward Foreign Currency Exchange Contracts	$—	$103,963	$—	$103,963
Total	$4,189,329	$326,313,732	$2,931,361	$333,434,422

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(80,635)	$—	$(80,635)
Total	$—	$(80,635)	$—	$(80,635)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended March 31, 2020 is not presented.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.